Leases (Details) - Schedule of Non-Cancelable Operating Lease $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Non-Cancelable Operating Lease [Abstract]
Year ending December 31, 2024	$ 894
Total	894
Less: imputed interest	(41)
Operating lease liabilities	$ 853